Deferred revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Deferred Revenue
Deferred revenue, beginning	$ 2,485
Accretion of deferred revenue	261
Transaction costs expensed	15
Revenue recognized	(742)
Deferred revenue, ending	$ 2,019